Trust Activities	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Trust Activities
43.	TRUST ACTIVITIES

The Bank is related to several types of trusts. The different trust agreements according to the business purpose sought by the Bank are disclosed below:

43.1.	Financial trusts for investment purposes

Debt securities include mainly prepayments towards the placement price of provisional trust securities of the financial trusts under public offerings (Consubond, Garbarino, Accicom, Agrocap II, Secubono and Corebono). The assets managed for these trusts are mainly related to securitizations of consumer loans. Trust securities are placed once the public offering is authorized by the CNV. Upon expiry of the placement period, once all trust securities have been placed on the market, the Bank recovers the disbursements made, plus an agreed-upon compensation. If after making the best efforts, such trust securities cannot be placed, the Bank will retain the definitive trust securities.

In addition, the Bank’s portfolio is completed with financial trusts for investment purposes, trust securities of definitive financial trusts in public offering (Consubond, PVCRED, Best Consumer Directo, Credimas, Garbarino, Chubut Regalías Hidrocarburíferas, Secubono, Megabono and Credicuotas Consumos) and certificates of participation (Saenz Créditos, Gas Tucumán and Arfintech).

As of December 31, 2018 and 2017 and January 1, 2017, debt securities and certificates of participation in financial trusts for investment purposes, total 1,383,743, 1,493,919 and 1,346,301, respectively.

According to the latest accounting information available as of the date of issuance of these consolidated financial statements, the corpus assets of the trusts exceed the carrying amount in the related proportions.

43.2.	Trusts created using financial assets transferred by the Bank (securitization)

The Bank transferred financial assets (loans) to trusts for the purpose of issuing and selling securities for which collection is guaranteed by the cash flow resulting from such assets or group of assets. Through this way the funds that were originally used by the Bank to finance the loans are obtained earlier.

As of December 31, 2018 and 2017 and January 1, 2017, considering the latest available accounting information as of the date of these consolidated financial statements, the assets managed through Macro Fiducia SA (subsidiary) of this type of trusts amounted to 69,842, 172,298 and 108,946, respectively.

43.3.	Trusts guaranteeing loans granted by the Bank

As it is common in the Argentine banking market, the Bank requires, in some cases, that the debtors present certain assets or entitlements to receive assets in a trust as a guarantee for the loans granted. This way, the risk of losses is minimized and access to the security is guaranteed in case of the debtor’s noncompliance.

Trusts usually act as conduits to collect cash from the debtor’s flow of operations and send it to the Bank for the payment of the debtor’s loans and thus ensure compliance with the obligations assumed by the trustor and guaranteed through the trust.

Additionally, other guarantee trusts manage specific assets, mainly real property.

Provided there is no noncompliance or delays by debtor in the obligations assumed with the beneficiary, the trustee shall not execute the guarantee and all excess amounts as to the value of the obligations are reimbursed by the trustee to the debtor.

As of December 31, 2018 and 2017 and January 1, 2017, considering the latest available accounting information as of the date of these consolidated financial statements, the assets managed by the Bank amounted to 269,507, 484,673 and 832,039, respectively.

43.4.	Trusts in which the Bank acts as trustee (management)

The Bank, through its subsidiaries, performs management duties of the corpus assets directly according to the agreements, performing only trustee duties and has no other interests in the trust.

In no case shall the Trustee be liable with its own assets or for any obligation deriving from the performance as trustee. Such obligations do not imply any type of indebtedness or commitment for the trustee and they will be fulfilled only through trust assets. In addition, the trustee will not encumber the corpus assets or dispose of them beyond the limits established in the related trust agreements. The fees earned by the Bank from its role as trustee are calculated according to the terms and conditions of the agreements.

Trusts usually manage funds derived from the activities performed by trustors, for the following main purposes:

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Guaranteeing, in favor of the beneficiary the existence of the resources required to finance and/or pay certain obligations, such as the payment of amortization installments regarding work or service certificates, and the payment of invoices and fees stipulated in the related agreements.

•	Promoting the production development of the private economic sector at a provincial level.

•	Being a party to public work concession agreements granting road exploitation, management, keeping and maintenance.

As of December 31, 2018 and 2017 and January 1, 2017, considering the latest available accounting information as of these consolidated financial statements, the assets managed by the Bank amounted to 3,021,849, 3,249,443 and 3,902,450, respectively.